Organization and Impact of COVID-19 (Details) - Schedule of centers by country and major brand	Sep. 26, 2021	Jun. 27, 2021	Jun. 28, 2020
Organization and Impact of COVID-19 (Details) - Schedule of centers by country and major brand [Line Items]
Total	310	291	296
United States [Member]
Organization and Impact of COVID-19 (Details) - Schedule of centers by country and major brand [Line Items]
Total	302	283	287
AMF & other [Member] | United States [Member]
Organization and Impact of COVID-19 (Details) - Schedule of centers by country and major brand [Line Items]
Total	154	136	148
Bowlmor [Member] | United States [Member]
Organization and Impact of COVID-19 (Details) - Schedule of centers by country and major brand [Line Items]
Total	9	14	15
Bowlero [Member] | United States [Member]
Organization and Impact of COVID-19 (Details) - Schedule of centers by country and major brand [Line Items]
Total	139	133	124
AMF [Member] | Mexico [Member]
Organization and Impact of COVID-19 (Details) - Schedule of centers by country and major brand [Line Items]
Total	6	6	7
AMF and Bowlero [Member] | Canada [Member]
Organization and Impact of COVID-19 (Details) - Schedule of centers by country and major brand [Line Items]
Total	2	2	2